Consolidated Statements of Income - CAD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue (Note 6)	$ 17,316	$ 12,766
Cost of sales	(8,745)	(7,552)
Gross profit	8,571	5,214
Other operating income (expenses)
General and administration	(236)	(172)
Exploration	(90)	(65)
Research and innovation	(157)	(129)
Impairment reversal (Note 8(a))	0	215
Other operating income (expense) (Note 9)	(1,102)	(80)
Profit from operations	6,986	4,983
Finance income (Note 10)	53	5
Finance expense (Note 10)	(203)	(190)
Non-operating income (expense) (Note 11)	(275)	(107)
Share of profit (loss) of associates and joint ventures (Note 15)	4	(3)
Profit from continuing operations before taxes	6,565	4,688
Provision for income taxes (Note 22(a))	(2,495)	(1,518)
Profit from continuing operations	4,070	3,170
Loss from discontinued operations (Note 5(a))	(772)	(255)
Profit for the year	3,298	2,915
Profit attributable to:
Profit (loss) attributable to Shareholders of the company	3,317	2,868
Non-controlling interests	$ (19)	$ 47
Earnings per share [abstract]
Basic earnings per share from continuing operations (in dollars per share)	$ 7.77	$ 5.87
Diluted earnings per share from continuing operations (in dollars per share)	7.63	5.78
Basic earnings (loss) per share from discontinued operations (in dollars per share)	(1,470,000)	(0.48)
Diluted earnings (loss) per share from discontinued operations (in dollars per share)	(1,470,000)	(0.48)
Basic (in dollars per share)	6,300,000	5.39
Diluted (in dollars per share)	$ 6,190,000	$ 5.31
Weighted average shares outstanding (millions) (in shares)	526,718	532,340
Weighted average diluted shares outstanding (millions) (in shares)	535,854	540,271
Number of shares outstanding (in shares)	513,700	534,200